Post-retirement benefit obligations- Loss/(gain) recognition (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	R 2,363	R 2,324	R 2,240
Loss/(gain) recognised in other comprehensive income	(251)	(55)	(427)
Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	523	495	477
Loss/(gain) recognised in other comprehensive income	137	137	(222)
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	10,836	10,162	9,310
Loss/(gain) recognised in other comprehensive income	1,819	2,081	(1,835)
Pension | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	(9,640)	(8,998)	(8,259)
Loss/(gain) recognised in other comprehensive income	(1,559)	(3,575)	2,884
Pension | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	644	665	712
Loss/(gain) recognised in other comprehensive income	R (648)	R 1,302	R (1,254)